Expense Example, No Redemption - Victory Strategic Allocation Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years
USD ($)	336	655	997	1,963	189	740	1,318	2,889	88	369	671	1,529	138	663	1,215	2,722